Borrowings (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Feb. 06, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 14, 2014	Dec. 18, 2013	Dec. 31, 2013 Ship Mortgage Notes $505 million	Dec. 31, 2012 Ship Mortgage Notes $505 million	Nov. 13, 2013 Ship Mortgage Notes $610 million	Dec. 31, 2013 Ship Mortgage Notes $610 million	Dec. 31, 2012 Ship Mortgage Notes $610 million	Nov. 13, 2013 Write off unamortized deferred finance costs	Nov. 13, 2013 Transaction fees and expenses	Apr. 07, 2010 Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	Dec. 31, 2013 Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	Dec. 31, 2012 Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	Apr. 08, 2010 BNP Paribas S.A. and DVB Bank SE	Dec. 31, 2013 BNP Paribas S.A. and DVB Bank SE	Dec. 31, 2012 BNP Paribas S.A. and DVB Bank SE	May 28, 2010 DVB Bank SE and ABN AMRO Bank N.V.	Dec. 31, 2013 DVB Bank SE and ABN AMRO Bank N.V.	Dec. 31, 2012 DVB Bank SE and ABN AMRO Bank N.V.	Sep. 07, 2012 Cyprus Popular Bank Public Co Ltd	Sep. 01, 2010 Cyprus Popular Bank Public Co Ltd	Dec. 31, 2013 Cyprus Popular Bank Public Co Ltd	Dec. 31, 2012 Cyprus Popular Bank Public Co Ltd	Oct. 26, 2010 Eurobank Ergasias S.A. $52.2 million	Dec. 31, 2013 Eurobank Ergasias S.A. $52.2 million	Dec. 31, 2012 Eurobank Ergasias S.A. $52.2 million	Dec. 06, 2010 Eurobank Ergasias S.A. $52.0 million	Dec. 31, 2013 Eurobank Ergasias S.A. $52.0 million	Dec. 31, 2012 Eurobank Ergasias S.A. $52.0 million	Jul. 08, 2011 ABN AMRO Bank N.V	Dec. 31, 2013 ABN AMRO Bank N.V	Dec. 31, 2012 ABN AMRO Bank N.V	Dec. 07, 2011 DVB Bank SE	Dec. 31, 2013 DVB Bank SE	Dec. 29, 2011 Norddeutsche Landesbank Girozentrale	Dec. 31, 2013 Norddeutsche Landesbank Girozentrale	Dec. 31, 2012 Norddeutsche Landesbank Girozentrale	Dec. 29, 2011 DVB Bank SE and Emporiki Bank of Greece S.A.	Dec. 31, 2013 DVB Bank SE and Emporiki Bank of Greece S.A.	Dec. 31, 2012 DVB Bank SE and Emporiki Bank of Greece S.A.	Jul. 09, 2013 Deutsche Bank AG Filiale Deutschlandgeschaft	Dec. 31, 2013 Deutsche Bank AG Filiale Deutschlandgeschaft	Dec. 31, 2012 Deutsche Bank AG Filiale Deutschlandgeschaft	Aug. 20, 2013 HSH Nordbank AG	Dec. 31, 2013 HSH Nordbank AG	Dec. 31, 2012 HSH Nordbank AG	Nov. 08, 2011 Navios Holdings Credit Facility
Debt Instrument [Line Items]
Debt Instrument Issuance Date														Apr. 07, 2010			Apr. 08, 2010			May 28, 2010				Sep. 01, 2010			Oct. 26, 2010			Dec. 06, 2010			Jul. 08, 2011			Dec. 07, 2011		Dec. 29, 2011			Dec. 29, 2011									Nov. 08, 2011
Fixed interest rate								8.625%	8.125%
Proceeds from the sale of the 2021 Notes									$ 595,420
Repayments of Debt									43,007
Debt Instrument Face Amount	51,000					173,367								150,000			75,000			52,000							52,200			52,000			55,100			51,000		28,125			56,250			48,465			40,300
Amount drawn down					51,000																						51,600			46,200			54,750				44,400
Revolving Loan Facility for Acquiring and Constructing Vessels																							32,400	80,000
Loss on bond and debt extinguishment		(33,973)	0	(935)					(33,973)			(8,707)	(25,266)
Number of Loan Tranches	2													6			3			2							2			2						2					2			3			2
Amount of each tranche	$ 25,500 per each tranche													$ 25,000 per each tranche			$ 25,000 per each tranche			$ 26,000 per each tranche							Two tranches of $ 26,100 and $ 25,500, respectively			$ 23,100 per each tranche				$ 20,668 per each tranche		$ 22,200 per each tranche					$ 28,125 per each tranche			Three tranches of up to $ 13,935, $ 13,935 and $ 20,595 each			$ 20,150 per each tranche
Loans Payable to Bank							0	505,000		610,000	0				137,250	137,383		74,250	58,361		39,448	42,034			0	32,400		46,482	49,209		43,446	45,894		41,336	47,298				24,971	24,971		49,943	49,943		47,652	0		39,670	0
Line of Credit Facility, Remaining Borrowing Capacity		49,461																0																0					3,154			6,307
Line of Credit Facility, Maximum Borrowing Capacity																																																		40,000
Line of Credit Facility, Fair Value of Amount Outstanding																																																		40,000
Line of Credit Facility, Arrangements Fees, Amount																																																		$ 400
Debt Instrument, Basis Spread on Variable Rate		1.00%												2.50%			2.50%			2.75%				2.75%						3.00%			3.25%			2.70%								3.25%			3.20%			3.00%
Debt Instrument Description Of Variable Rate Basis	LIBOR plus 310bps	LIBOR												LIBOR			LIBOR			LIBOR				LIBOR			LIBOR plus (I) plus 250bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275bps			LIBOR			LIBOR			LIBOR		LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c ) thereafter 300 bps per annum.			LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c ) thereafter 300 bps per annum.			LIBOR			LIBOR			LIBOR
Debt Instrument Convertible Terms Of Conversion Feature										The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any. At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2021 Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt instrument payment terms	Each tranche of the facility is repayable in 28 consecutive quarterly equal repayment installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts in May 2014. As of March 14, 2014 the amount of $51,000 was fully drawn.													Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed.			Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances.			On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date.							Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.			Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.			Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date.			Each tranche of the facility is repayable in 28 quarterly installments of $348 each with a final balloon payment of $12,449 to be repaid on the last repayment date.		The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date.			Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date.			The two tranches of the facility are repayable in 19 quarterly installments of $348 and $387, respectively, with a final balloon payment of $7,316 and $6,575, respectively, to be repaid on the last repayment date. The third tranche of the facility is repayable in one installment of $76, 18 installments of $344, with a final balloon installment of $14,327, to be repaid on the last repayment date.			Each tranche of the facility is repayable in 28 quarterly installments of $315 with a final balloon payment of $11,334 to be paid on the last repayment date.
Compliance with loan-to-value ratios		The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013 and up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2014 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.